Basis of preparation (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Canadian Dollar
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at period end	1.36		1.36		1.44
Average foreign currency exchange rate	1.38	1.37	1.41	1.37
Euro
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at period end	0.85		0.85		0.96
Average foreign currency exchange rate	0.88	0.93	0.91	0.93
RMB
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at period end	7.17		7.17		7.30
Average foreign currency exchange rate	7.23	7.24	7.25	7.25
Polish Zloty
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at period end	3.61		3.61		4.12
Average foreign currency exchange rate	3.75	3.99	3.87	4.01
Swedish Krona
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at period end	9.49		9.49		11.03
Average foreign currency exchange rate	9.66	10.68	10.13	10.49
Indian Rupee
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at period end	85.75		85.75		85.60
Average foreign currency exchange rate	85.56	83.42	86.09	83.48
Argentina Peso
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at period end	1,192.11		1,192.11		1,032.12
Average foreign currency exchange rate	1,145.65	885.31	1,098.03	903.40